Offerings - Offering: 1	May 12, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered	99,037,138
Proposed Maximum Offering Price per Unit	5.05
Maximum Aggregate Offering Price	$ 500,137,546.9
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,069
Offering Note

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such additional shares as may hereafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the registrant's common stock on May 8, 2026 as reported on Nasdaq. Represents the resale of (i) 49,418,069 shares of the registrant's common stock, (ii) 100,500 shares of the registrant's common stock issuable upon exercise of pre-funded warrants, and (iii) 49,518,569 shares of the registrant's common stock issuable upon exercise of common warrants.